Share-based Compensation - Schedule of stock option activity (Details) - 2019 Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding, Beginning balance	54,760,000	51,640,000	45,390,000
Number of Options Outstanding, Granted	4,224,000	3,430,000	6,250,000
Number of Options Outstanding, Forfeited	(2,070,000)	(310,000)
Number of Options Outstanding, Ending balance	56,914,000	54,760,000	51,640,000	45,390,000
Weighted average exercise price, Outstanding	$ 0.10	$ 0.10	$ 0.10
Weighted average exercise price, Granted	0.10	0.10	0.10
Weighted average exercise price, Forfeited	0.10	0.10
Weighted average exercise price, Outstanding	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Weighted average remaining contractual life (in years)	5 years 11 months 12 days	6 years 8 months 23 days	7 years 6 months 26 days	8 years 3 months 29 days
Aggregate intrinsic value, Outstanding	$ 814,724	$ 73,926	$ 41,312	$ 30,411